BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
BEPC exchangeable and BEPC class B shares ($ million)
Disclosure of limited partners equity [Line Items]
Decrease to financial liability			$ 1	$ 1
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares)	$ 34.80		$ 34.80
BEPC exchangeable shares outstanding (units)
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)	4,743,000,000	6,033	8,084	9,642
Dividends paid	$ 55	$ 52	$ 110	$ 104
Number of shares outstanding (in shares)	172,222,322		172,222,322		172,203,342
Class C
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	189,600,000		189,600,000
Number of shares outstanding (in shares)	189,600,000		189,600,000
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)					8,600,000
Percentage of units for normal course issuer bid					5.00%